Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
18.	Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable and other receivables.  Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks.  Concentrations of credit risk with respect to the receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across many different service lines in various countries.

Interest rate risk

The Company maintains an interest rate risk management strategy that uses interest rate hedging contracts from time to time.  The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.  Fluctuations in interest rates affect the fair value of the hedging contracts as their value depends on the prevailing market interest rate.  Hedging contracts are monitored on a monthly basis.

As of December 31, 2012, the Company was party to an interest rate swap agreement to exchange the fixed rate on a portion of its debt to a floating rate.  On the 5.44% Senior Notes, an interest rate swap exchanges the fixed rate on $30,000 of principal for LIBOR (6 month in arrears) + 387 basis points.  The terms of the swap match the term of the 5.44% Senior Notes with a maturity of April 1, 2015.

The interest rate swap is being accounted for as a fair value hedge.  The swap is carried at fair value on the balance sheet, with gains or losses recognized in earnings.  The carrying value of the hedged debt is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gain or loss is recognized concurrently in earnings.  So long as the hedge is considered highly effective, the net impact on earnings is nil.

The following tables provide fair value information of the hedging instrument and the effect of the hedging instrument during the period:

	2012

	Balance sheet	Fair
Derivative designated as hedging instrument	location	Value

	Other assets
Interest rate swaps	(non-current)	$358

During 2010, the Company settled two interest rate swap agreements for a cash gain in the amount of $669.  This gain is amortized over the remaining life of the underlying debt which has a final maturity of April 1, 2015.

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2012:

	Carrying value at	Fair value measurements
	December 31, 2012	Level 1	Level 2	Level 3

Interest rate swap asset	$358	$-	$358	$-
Contingent consideration liability	13,000	-	-	13,000

The fair value of the interest rate swap liability was determined using widely accepted valuation techniques.  The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs.  The fair value measurements were made using a discounted cash flows approach; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 9.0% to 12.5%).  Changes in the fair value of the contingent consideration liability are comprised of the following:

Balance, December 31, 2011	$12,844
Amounts recognized on acquisitions	1,944
Fair value adjustments (note 4)	3,645
Resolved and settled in cash	(5,492)
Other	59
Balance, December 31, 2012	$13,000

Less: current portion	$351
Non-current portion	$12,649

The carrying amounts for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated.  The inputs to the measurement of the fair value of long term debt are Level 3 inputs.  The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates (which range from 0.8% to 0.9%).  The following are estimates of the fair values for other financial instruments:

	2012		2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$6,328	$6,328	$6,684	$6,684
Long-term debt	337,205	347,319	316,415	332,918
Convertible debentures	77,000	86,048	77,000	83,930

Other receivables include notes receivable from minority shareholders and other non-current receivables.